Accrued Expenses and Other Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payroll	$ 7,352	$ 7,912
Accrued interest	23,354	30,004
Accrued voyage expenses	646	771
Audit fees and related services	235	0
Accrued taxes	7,647	9,032
Professional fees	577	143
Other accrued expenses	41	475
Total accrued expenses	$ 39,852	$ 48,337